Earnings Per Share - Reconciliation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Basic:
Net income attributable to CNH Industrial		$ 396	$ 231	$ 592	$ 274
Weighted average common shares outstanding—basic		1,357	1,364	1,360	1,363
Basic earnings per share		$ 0.29	$ 0.17	$ 0.43	$ 0.20	[1]
Diluted:
Net income attributable to CNH Industrial		$ 396	$ 231	$ 592	$ 274
Weighted average common shares outstanding—basic		1,357	1,364	1,360	1,363
Effect of dilutive securities (when dilutive):
Stock compensation plans	[2]	4	3	4	3
Weighted average common shares outstanding—diluted		1,361	1,367	1,364	1,366
Diluted earnings per share		$ 0.29	$ 0.17	$ 0.43	$ 0.20	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For the three and six months ended June 30, 2018 and 2017, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.